Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

8.	PROPERTY AND EQUIPMENT

	December 31,
	2018	2019
	RMB	RMB

Office and other equipment	23,774,820	22,151,112
Leasehold improvements	25,062,449	21,636,662
Motor vehicles	1,655,768	1,580,101
Less: accumulated depreciation	(31,326,808)	(36,171,900)
Total	19,166,229	9,195,975

Total depreciation expense for the years ended December 31, 2018 and 2019 was RMB12,985,972 and RMB10,382,987, respectively, of which was recorded in other expenses in each year.